ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Details Narratives) - USD ($)	3 Months Ended			6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 18, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketing and advertising				$ 22,813	$ 319,948	$ 159,377	$ 920,830		$ 812,474
Change in fair value of derivative liability	$ 136,870			136,870		40,082	$ 0		$ 0
Net amount from financing activities				$ 1,453,697		3,800,000
Description of Organization				Our Company currently has 133 employees and has served more than 40 education clients and over 70 degree programs.
Number of outstanding common shares	25,250,000			25,250,000
Total percentage of Common stock				71.00%
Acquire warrants				248,011
Change in value of the derivative liability				$ 135,901		$ 40,082
Convertible promissory note	$ 500,000			$ 500,000
Weighted average price per share				$ 1.50
John Hall [Member]
Ownership of percentage	60.00%			60.00%
Zan Greenwood [Member]
Ownership of percentage	92.50%			92.50%